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     As filed with the Securities and Exchange Commission on August 29, 1997
                     Registration Nos. 2-95973 and 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

                         POST-EFFECTIVE AMENDMENT NO. 43          / X /

                                       and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT / X /
                                     OF 1940

                                AMENDMENT NO. 44                  / X /

                                THE ONE GROUP(R)
               (Exact Name of Registrant as Specified in Charter)

                              1111 POLARIS PARKWAY
                                 P.O. BOX 710211
                            COLUMBUS, OHIO 43271-0211
                    (Address of Principal Executive Offices)

                                 (800) 480-4111
                         (Registrant's Telephone Number)

                                 GEORGE MARTINEZ
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and Address of Agent for Service)

                                   Copies To:

     Alan G. Priest, Esquire                   Michael V. Wible, Esquire
     Ropes & Gray                              Banc One Corporation
     One Franklin Square                       100 East Broad Street, 18th Fl.
     1301 K Street, N.W., Suite 800E           Columbus, Ohio  43271
     Washington, D.C.  20005

It is proposed that this filing will become effective (check appropriate box)

      /   /    Immediately upon filing pursuant to paragraph (b)
      /   /    on (date) pursuant to paragraph (b)
      / X /    60 days after filing pursuant to paragraph (a)(1)